INCOME TAX EXPENSE/(CREDIT) - Deferred tax (assets)/liabilities recognized in the consolidated statements of financial position and the movements during the years (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of INCOME TAX EXPENSE CREDIT [Line Items]
Balance	¥ 0	¥ 0	¥ (209)
Charges/(credits) for the year	0	0	209
Balance	0	0	0
Dividend Withholding Tax [Member]
Disclosure of INCOME TAX EXPENSE CREDIT [Line Items]
Balance	0	0	0
Charges/(credits) for the year	0	0	0
Balance	0	0	0
Inventory Provision [Member]
Disclosure of INCOME TAX EXPENSE CREDIT [Line Items]
Balance	0	0	0
Charges/(credits) for the year	0	0	0
Balance	0	0	0
Impairment Loss [Member]
Disclosure of INCOME TAX EXPENSE CREDIT [Line Items]
Balance	0	0	0
Charges/(credits) for the year	0	0	0
Balance	0	0	0
Bad Debt Allowance [Member]
Disclosure of INCOME TAX EXPENSE CREDIT [Line Items]
Balance	0	0	0
Charges/(credits) for the year	0	0	0
Balance	0	0	0
Net Operating Allowance [Member]
Disclosure of INCOME TAX EXPENSE CREDIT [Line Items]
Balance	0	0	0
Charges/(credits) for the year	0	0	0
Balance	0	0	0
Depreciation And Amortization [Member]
Disclosure of INCOME TAX EXPENSE CREDIT [Line Items]
Balance	0	0	(209)
Charges/(credits) for the year	0	0	209
Balance	¥ 0	¥ 0	¥ 0